Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of annual depreciation rates of property, plant and equipment

%
Building	2.5 - 10
Machinery and equipment	5 - 10
Motor vehicles	20
Furniture, fixtures, office equipment, computer equipment and software	6 - 33